Cash and cash equivalents and Restricted cash (Tables)	6 Months Ended
Jun. 30, 2021
Cash and cash equivalents [abstract]
Cash and cash equivalents and Restricted cash

	June 30, 2021	December 31, 2020
Cash on hand	36	13
Cash at banks	74,734	19,024
Total	74,770	19,037